Warrants and Options (Details 5) (USD $)	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended
	Dec. 31, 2011	Jul. 12, 2011	Jun. 30, 2012 07/14/11 [Member]	Dec. 31, 2011 07/14/11 [Member]	Jun. 30, 2012 07/26/11 [Member]	Dec. 31, 2011 07/26/11 [Member]	Jun. 30, 2012 08/15/11 [Member]	Dec. 31, 2011 08/15/11 [Member]	Jun. 30, 2012 05/24/12 [Member]
Assumption used to value directors and advisory board option using black scholes option mode
Number of Options/Warrants, Granted			750,000	750,000	250,000	250,000	250,000	250,000	250,000
Stock Price on Measurement Date			$ 0.640	$ 0.640	$ 0.690	$ 0.690	$ 0.450	$ 0.450	$ 0.140
Exercise Price	$ 0.20		$ 0.64	$ 0.64	$ 0.69	$ 0.69	$ 0.45	$ 0.45	$ 0.45
Expected Term		3 years	10 years	10 years	10 years	10 years	10 years	10 years	10 years
Expected Volatility			287.00%	287.00%	285.00%	285.00%	284.00%	284.00%	187.00%
Dividend Yield			0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Risk Free Rate			2.98%	2.98%	2.99%	2.99%	2.29%	2.29%	1.77%